Loans - Individually Evaluated for Impairment by Class of Loans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	$ 7,332	$ 10,503
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	5,439	7,379
Impaired Financing Receivable, with No Related Allowance, Allocated Loans and Leases
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment	5,803	7,189
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	11,792	15,393
Average of individually impaired loans during the year			11,722
Impaired Financing Receivable, Recorded Investment, Total	9,854	12,131
Interest income recognized during impairment			41
Impaired Financing Receivable, Allocated Loans and Leases	830	897
Impaired Financing Receivable, Average Recorded Investment, Total	12,008	9,879
Impaired Financing Receivable, Interest Income, Accrual Method, Total	76	203
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	4,460	4,890
Impaired Financing Receivable, with Related Allowance, Recorded Investment	4,415	4,752
Impaired Financing Receivable with Related Allowance, Allocated Loans and Leases	830	897
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment	6,205	2,690
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	76	203
Originated for portfolio [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance		135
Impaired Financing Receivable, with No Related Allowance, Recorded Investment		135
Impaired Financing Receivable, with No Related Allowance, Allocated Loans and Leases
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment		136
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method
Other [Member] | Consumer [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Allocated Loans and Leases
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method
Commercial [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	136	573
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	121	47
Impaired Financing Receivable, with No Related Allowance, Allocated Loans and Leases
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment	503	1,171
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	970	796
Impaired Financing Receivable, with Related Allowance, Recorded Investment	970	774
Impaired Financing Receivable with Related Allowance, Allocated Loans and Leases	609	624
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment	658	428
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	5	30
Single-family residential [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Allocated Loans and Leases
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment		23
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	129
Impaired Financing Receivable, with Related Allowance, Recorded Investment	129
Impaired Financing Receivable with Related Allowance, Allocated Loans and Leases	71
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment	129
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	2
Multi-family residential [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	2,001	6,748
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	1,879	4,996
Impaired Financing Receivable, with No Related Allowance, Allocated Loans and Leases
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment	2,223	3,396
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	288	94
Impaired Financing Receivable, with Related Allowance, Recorded Investment	288	94
Impaired Financing Receivable with Related Allowance, Allocated Loans and Leases	24	11
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment	1,975	48
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	1	3
Commercial Real Estate [Member] | Non-owner occupied [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	3,000	2,171
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	2,195	1,755
Impaired Financing Receivable, with No Related Allowance, Allocated Loans and Leases
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment	1,819	1,446
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	2,239	2,823
Impaired Financing Receivable, with Related Allowance, Recorded Investment	2,239	2,823
Impaired Financing Receivable with Related Allowance, Allocated Loans and Leases	105	210
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment	2,650	1,322
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	56	85
Commercial Real Estate [Member] | Owner occupied [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	2,195	876
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	1,244	446
Impaired Financing Receivable, with No Related Allowance, Allocated Loans and Leases
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment	1,258	1,017
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	396	411
Impaired Financing Receivable, with Related Allowance, Recorded Investment	396	411
Impaired Financing Receivable with Related Allowance, Allocated Loans and Leases	7	20
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment	397	211
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	6	43
Commercial Real Estate [Member] | Land [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Allocated Loans and Leases
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	438	766
Impaired Financing Receivable, with Related Allowance, Recorded Investment	393	650
Impaired Financing Receivable with Related Allowance, Allocated Loans and Leases	14	32
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment	396	681
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	6	42
Commercial Real Estate [Member] | Construction [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Allocated Loans and Leases
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method
Home equity lines of credit [Member] | Originated for portfolio [Member] | Consumer [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Allocated Loans and Leases
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method
Home equity lines of credit [Member] | Purchased for portfolio [Member] | Consumer [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Allocated Loans and Leases
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method